Other income and expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income And Expenses
Unscheduled stoppages and pre-operating expenses		$ (1,834)	$ (1,362)	$ (1,441)
Losses with legal, administrative and arbitration proceedings		(1,362)	(740)	(493)
Pension and medical benefits - retirees	[1]	(1,015)	(1,467)	889
Performance award program		(547)	(469)	(439)
Losses with commodities derivatives		(256)	(79)	(308)
Gains (losses) on decommissioning of returned/abandoned areas		(225)	99	(342)
Operating expenses with thermoelectric power plants		(150)	(88)	(133)
Profit sharing	[2]	(131)	(125)	(7)
Institutional relations and cultural projects		(103)	(96)	(83)
Health, safety and environment		(80)	(79)	(75)
Transfer of rights on concession agreements			363	84
Recovery of taxes	[3]	68	561	1,580
Amounts recovered from Lava Jato investigation		96	235	155
Results of non-core activities		168	170	182
Fines imposed on suppliers		228	163	95
Government grants		471	154	10
Early termination and changes to cash flow estimates of leases		629	545	276
Reimbursements from E&P partnership operations		683	485	912
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control		1,144	1,941	499
Results from co-participation agreements in bid areas	[4]	4,286	631
Others		(248)	(189)	(363)
Total		$ 1,822	$ 653	$ 998

[1]	In 2022, it includes US$ 67 referring to the payment of a contribution as provided for in the Pre-70 Term of Financial Commitment (TFC) for the administrative funding of the PPSP-R pre-70 and PPSP-NR pre-70 plans.
[2]	It includes reversals of provisions related to previous year.
[3]	In 2021 and 2020, it includes the effects of the exclusion of ICMS (VAT tax) from the basis of calculation of sales taxes PIS and COFINS, except for the effects of inflation indexation.
[4]	For 2022, it mainly refers to the gain related to the agreement of Atapu and Sépia fields (see note 24.3). For 2021, it refers to the agreement of Buzios field.